Document and Entity Information	Jun. 04, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000805928
Document Type	8-K/A
Document Period End Date	Jun. 04, 2024
Entity Registrant Name	AXOGEN, INC.
Entity Incorporation State Country Code	MN
Entity File Number	001-36046
Entity Tax Identification Number	41-1301878
Entity Address, Address Line One	13631 Progress Boulevard
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Alachua
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32615
City Area Code	(386)
Local Phone Number	462-6800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	AXGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 5.07 of the current Report on Form 8-K filed on June 7, 2024 (the “Original Form 8-K”) solely to correct typographical errors. No other changes have been made to the Original Form 8-K.